STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Adjustments to Additional Paid in Capital, Warrant Issued	$ 7,740,000
Additional Paid in Capital [Member]
Adjustments to Additional Paid in Capital, Warrant Issued	$ 7,740,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Other | shares	20,800,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 0